Average Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2065 Fund	May 30, 2024
Fidelity Freedom 2065 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	20.78%
Since Inception	9.32%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	13.21%
IXX3K
Average Annual Return:
Past 1 year	20.11%
Since Inception	8.53%

[1]	A From June 28, 2019 .